Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2025 Fund	Fidelity Advisor Freedom Blend 2025 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	3.09%	8.08%	[1]	1.14%	6.61%	[1]	2.49%	5.89%	[1]	5.32%	8.58%	[1]	7.64%	9.21%	[1]	9.70%	10.29%	[1]	9.89%	10.43%	[1]	28.71%	18.13%	[1]	9.85%	10.17%	[1]

[1]	(a)From August 31, 2018